Debt Obligations (Future maturities of long-term debt) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
2017	$ 1,812
2018	1,650
2019	5,045
2020	3,167
2021	1,900
Thereafter	19,420
Long-term Debt	32,930	$ 28,679
Excluding unamortized premiums and fair value adjustments [Member]
Long-term Debt	$ 32,994